Segment and Customer Concentration Information - Segment Operating Results and Reconciliation to the Consolidated Balances (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 5,313	$ 3,872	$ 13,951	$ 12,602
Depreciation and amortization	657	628	2,517	2,316
Operating gain (loss)	(29,244)	(14,835)	(86,875)	(62,615)
Other significant items:
Segment assets	651,214	35,498	510,351	51,864
Inventories, net	3,283	6,168	3,613	4,002
Reportable Segments
Revenue:
Revenue	7,730	4,714	18,715	15,551
Depreciation and amortization	658	628	2,523	2,316
Operating gain (loss)	(29,105)	(14,835)	(86,977)	(62,615)
Other significant items:
Segment assets	653,919	38,583	514,651	54,389
Inventories, net	3,283	6,168	3,613	4,002
Eliminations
Revenue:
Revenue	(2,417)	(842)	(4,764)	(2,949)
Depreciation and amortization	(1)	0	(6)	0
Operating gain (loss)	(139)	0	102	0
Other significant items:
Segment assets	(2,705)	(3,085)	(4,300)	(2,525)
Inventories, net	0	0	0	0
Autonomy Solutions
Revenue:
Revenue	4,336	3,297	11,387	9,666
Autonomy Solutions | Reportable Segments
Revenue:
Revenue	5,611	3,297	12,903	9,666
Depreciation and amortization	638	591	2,395	2,135
Operating gain (loss)	(28,868)	(14,946)	(86,661)	(62,874)
Other significant items:
Segment assets	650,211	36,068	511,676	52,171
Inventories, net	3,245	6,168	3,604	4,002
Autonomy Solutions | Eliminations
Revenue:
Revenue	(1,275)	0	(1,516)	0
Component Sales
Revenue:
Revenue	977	575	2,564	2,936
Component Sales | Reportable Segments
Revenue:
Revenue	2,119	1,417	5,812	5,885
Depreciation and amortization	20	37	128	181
Operating gain (loss)	(237)	111	(316)	259
Other significant items:
Segment assets	3,708	2,515	2,975	2,218
Inventories, net	38	0	9	0
Component Sales | Eliminations
Revenue:
Revenue	$ (1,142)	$ (842)	$ (3,248)	$ (2,949)